Data Compare Summary (Total)

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	0	7	0.00%	10
State	0	7	0.00%	10
Zip	0	7	0.00%	10
Note Date	3	7	42.86%	10
Original Loan Amount	0	7	0.00%	10
First Payment Date	0	7	0.00%	10
Original Term	0	7	0.00%	10
Amortization Term	0	7	0.00%	10
Original Interest Rate	0	7	0.00%	10
Amortization Type	0	7	0.00%	10
Representative FICO	0	7	0.00%	10
Lien Position	0	7	0.00%	10
Occupancy	0	7	0.00%	10
Contract Sales Price	0	7	0.00%	10
Original CLTV	0	7	0.00%	10
Original LTV	0	7	0.00%	10
Originator Loan Designation	1	7	14.29%	10
Borrower Self-Employed?	0	7	0.00%	10
LTV Valuation Value	1	7	14.29%	10
Investor: Qualifying Total Debt Ratio	0	7	0.00%	10
Index Type	0	3	0.00%	10
Margin	0	3	0.00%	10
Interest Rate Life Min	0	3	0.00%	10
Interest Rate Life Max	0	3	0.00%	10
Lookback Period	0	3	0.00%	10
Interest Rate Initial Cap	0	3	0.00%	10
Interest Rate Initial Floor	0	3	0.00%	10
Total	5	161	3.11%	10